USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                     New York Money Market Fund
LOGO
                        SUPPLEMENT DATED APRIL 16, 1999
                               TO THE PROSPECTUS
                             DATED AUGUST 1, 1998

Page 17 of the Prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective April 12, 1999.

Portfolio Managers

THOMAS G. RAMOS, Vice President of Money Market Funds, assumed portfolio management responsibilities of the New York Money Market Fund replacing John C. Bonnell.

Mr. Ramos has 20 years investment management experience and has worked for us for 16 years. He earned the Chartered Financial Analyst designation in 1983 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from the University of California, an MA from St. Mary's University, and a BA from Yale University.

                                                                     40175-0499

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                    California Money Market Fund
LOGO                      Virginia Money Market Fund

                        SUPPLEMENT DATED APRIL 16, 1999
                           TO EACH FUND'S PROSPECTUS
                             DATED AUGUST 1, 1998

Page 17 of each Fund's Prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective April 12, 1999.

Portfolio Managers

REGINA G. SHAFER, Assistant Vice President of Money Market Funds, assumed portolio management responsibilities of the California Money Market Fund and the Virginia Money Market Fund replacing John C. Bonnell.

Ms. Shafer has four years investment management experience and has worked for us for eight years. She is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.

                                                                     40176-0499